LIBERTY ACORN INTERNATIONAL

                                 Class Z Shares

                         Supplement dated April 2, 2003
                to Prospectus, as supplemented, dated May 1, 2002


Effective March 4, 2003, the Fund may waive the 2% redemption fee for 401(k) plans that are in the process of liquidating their Fund investments.

                           LIBERTY ACORN FOREIGN FORTY

                                 Class Z Shares

                         Supplement dated April 2, 2003
                to Prospectus, as supplemented, dated May 1, 2002


Effective March 4, 2003, the Fund may waive the 2% redemption fee for 401(k) plans that are in the process of liquidating their Fund investments.

                               LIBERTY ACORN FUND
                           LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                              LIBERTY ACORN TWENTY
                           LIBERTY ACORN FOREIGN FORTY

                                 Class Z Shares

                         Supplement dated April 2, 2003
                to Prospectus, as supplemented, dated May 1, 2002


Effective March 4, 2003, each of Liberty Acorn International and Liberty Acorn Foreign Forty may waive the 2% redemption fee for 401(k) plans that are in the process of liquidating their investments in the Fund.

                               LIBERTY ACORN FUND
                           LIBERTY ACORN INTERNATIONAL
                                LIBERTY ACORN USA
                              LIBERTY ACORN TWENTY
                           LIBERTY ACORN FOREIGN FORTY
                            COLUMBIA THERMOSTAT FUND

     Supplement dated April 2, 2003 to Statement of Additional Information, as supplemented, dated September 25, 2002

Effective March 4, 2003, each of Liberty Acorn International and Liberty Acorn Foreign Forty may waive the 2% redemption fee for 401(k) plans that are in the process of liquidating their Fund investments.